RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 7,766	$ 5,979
Hedged item, liabilities	3,423	2,561
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(24)	(30)	$ (34)
Effect on OCI	(23)	(34)	(20)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	18	18	21
Effect on OCI	163	44	29
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	24	30	34
Effect on OCI	23	34	20
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(18)	(18)	(21)
Effect on OCI	(163)	(44)	(29)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(91)	(10)	11
Effect on OCI	89	90	111
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	92	10	(11)
Effect on OCI	$ (95)	$ (95)	$ (121)